Business Combinations - Narrative (Details) $ in Thousands, $ in Millions				9 Months Ended	12 Months Ended
	Feb. 07, 2024 CAD ($) shares	Feb. 07, 2024 AUD ($)	Aug. 25, 2022 CAD ($) shares	Mar. 31, 2023 CAD ($)	Mar. 31, 2024 CAD ($)	Feb. 07, 2024 AUD ($) shares	Feb. 06, 2024
Disclosure of detailed information about business combination [line items]
Payment of indemnity holdback				$ 0 [1]	$ 3,006
MedReleaf Australia
Disclosure of detailed information about business combination [line items]
Ownership interest prior to the acquisition							9.57%
MedReleaf Australia
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	90.43%					90.43%
Total purchase price for remaining interest	$ 44,731					$ 51.0
Cash consideration	$ 8,249					$ 9.5
Common shares issued (in shares) | shares	6,948,994					6,948,994
Common shares issued	$ 36,482					$ 41.6
Gain on remeasuring ownership interest in acquiree held before business combination to fair value	4,700	$ 5.4
Cash consideration held in escrow	$ 800					$ 0.9
Common shares issued held in escrow (in shares) | shares	676,579					676,579
Common shares issued held in escrow	$ 3,600					$ 4.0
Maximum indemnification period	1 year	1 year
Certain tax and superannuation claims expiration period	5 years	5 years
Transaction costs expensed	$ 2,200
Revenue of acquiree since acquisition date					2,800
Loss of acquiree since acquisition date					900
Revenue as if combination occurred at beginning of period					44,400
Profit as if combination occurred at beginning of period					6,100
Bevo
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			50.10%
Cash consideration			$ 38,844		38,844
Initial consideration			44,800
Indemnification assets, indemnity holdback			3,000
Indemnity holdback			3,000		3,000
Performance holdback			2,153		2,153
Consideration transferred, escrow			6,000
Indemnification assets recognized as of acquisition date, goodwill			800
Contingent consideration			749		749
Earnout payable			$ 700
Shares pledged for earnout payable (in shares) | shares			6,596,761
Additional interests to be purchased			40.40%
Put option recognized as of acquisition date			$ 48,000
Payment of indemnity holdback					3,000
Performance holdback fair value					3,000
Non-controlling interest			$ 25,891		$ 25,925
Proportion of ownership interests held by non-controlling interests			49.90%
Deferred tax asset			$ 16,300
Transaction costs incurred in connection with an acquisition				$ 1,000
Bevo | Top of range
Disclosure of detailed information about business combination [line items]
Contingent consideration			$ 12,000

[1]	Comparative information has been adjusted due to discontinued operations see Note 11(b).